Fees Summary	Sep. 25, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,341,000.00
Previously Paid Amount	0.00
Total Fee Amount	345.53
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 345.53
Narrative - Max Aggregate Offering Price	$ 2,341,000.00
Final Prospectus	true